Offsetting of financial assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Asset, Gross amounts of assets	$ 12,324	$ 15,217
Derivative Asset, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Asset, Net amount of assets presented in the consolidated balance sheet	12,324	15,217
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Derivative, Gross amounts not offset in the balance sheet, Cash collateral received	0	(1,050)
Derivative Asset, Gross amounts not offset in the balance sheet, Net amount	12,324	14,167
Designated as Hedging Instrument [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Asset, Gross amounts of assets	12,324	15,217
Derivative Asset, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Asset, Net amount of assets presented in the consolidated balance sheet	$ 12,324	$ 15,217